Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt	$ 1,572,895	$ 1,585,395
Less current maturities	(19,246)	(14,336)
Long-term debt	1,553,649	1,571,059
6.6% Senior Notes, Due 2018
Debt Instrument [Line Items]
Total debt	299,368	299,123
7% Debentures, Due 2025
Debt Instrument [Line Items]
Total debt	124,532	124,500
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Total debt	228,223	228,184
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Total debt	395,717	395,309
Floating Rate Notes, Due 2017
Debt Instrument [Line Items]
Total debt	299,318	298,869
Term Loan Facility, Due 2018
Debt Instrument [Line Items]
Total debt	224,075	236,258
Other Notes
Debt Instrument [Line Items]
Total debt	$ 1,662	$ 3,152